Document and Entity Information	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Conifer Holdings, Inc.
Entity Central Index Key	0001502292
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false